LOOMIS SAYLES RETAIL EQUITY FUNDS
                        LOOMIS SAYLES RETAIL INCOME FUNDS

   Supplement dated June 30, 2006 to the Loomis Sayles Retail Equity Funds Prospectus and Loomis Sayles Retail Income Funds Prospectus, each dated
  February 1, 2006, each as may be revised or supplemented from time to time

Loomis Sayles Retail Equity Funds
---------------------------------

Effective June 30, 2006, the third paragraph in the sub-section "Principal Investment Strategies" within the section "Risk/Return Summary," is amended and restated as follows with respect to the Loomis Sayles Value Fund:

Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles' estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

Effective July 1, 2006, the first paragraph in the sub-section "Redemption Fees" within the section "Restrictions on Buying, Selling and Exchanging Fund Shares," is amended and restated as follows:

Redemption Fees (Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund Only) Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, any class shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

Loomis Sayles Retail Income Funds
---------------------------------

Effective July 1, 2006, the first paragraph in the sub-section "Redemption Fees" within the section "Restrictions on Buying, Selling and Exchanging Fund Shares," is amended and restated as follows:

Redemption Fees (Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund
Only) Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, any class shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

                                                                   M-LSSP58-0606

 Supplement dated June 30, 2006 to the Loomis Sayles Retail Funds, Loomis Sayles
    Institutional Funds, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Investment Grade Bond Fund
       Class J Statements of Additional Information each dated
     February 1, 2006, as may be revised and supplemented from time to time

Effective May 19, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

----------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held   Term of Office       Principal Occupation(s) During Past 5 Years
                            with the Trust     and Length of
                                               Time Served
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Russell L. Kane             Chief Compliance   Chief Compliance     Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                       Officer;       Officer, since May   President, Associate General Counsel, Assistant
                                Assistant      2006; Assistant      Secretary and Assistant Clerk, IXIS Asset Management
                                Secretary      Secretary since      Distributors, L.P. and IXIS Asset Management Advisors,
                                               June 2004            L.P.; Vice President, Associate General Counsel,
                                                                    Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                    Management Distribution Corporation; formerly, Senior
                                                                    Counsel, Columbia Management Group.
----------------------------------------------------------------------------------------------------------------------------

Effective July 1, 2006, Edward A. Benjamin becomes Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and
Cowan:

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)     Trustee since 2003 for IXIS   Retired                                    38
                                 Advisor Funds Trust I, IXIS
                                   Advisor Funds Trust II,                                    Director, Precision Optics
                                   IXIS Advisor Funds Trust                                      Corporation (optics
                                  III and IXIS Advisor Funds                                        manufacturer)
                                           Trust IV

                                   Chairman of the Contract
                                    Review and Governance
                                          Committee
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)        Trustee since 1993 for IXIS   Retired                                    38
                                    Advisor Funds Trust I;
                                 since 1975 for IXIS Advisor                                             None
                                  Funds Trust II; since 1995
                                    for IXIS Advisor Funds
                                  Trust III; and since 2000
                                    for IXIS Advisor Funds
                                           Trust IV

                                     Contract Review and
                                 Governance Committee Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
----------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

         Audit Committee                       Contract Review and Governance Committee
         Daniel M. Cain - Chairman             Edward A. Benjamin- Chairman
         John A. Shane                         Graham T. Allison, Jr.
         Cynthia L. Walker                     Charles D. Baker
                                               Paul G. Chenault
                                               Kenneth J. Cowan
                                               Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                   M-LSSP59-0606

                      Supplement dated June 30, 2006 to the
      Statement of Additional Information - Part II for IXIS Advisor Funds
         Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II
  dated February 1, 2006, as may be revised and supplemented from time to time

     Effective May 19, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

-------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth     Position(s) Held  Term of Office and  Principal Occupation(s) During Past 5 Years
                           with the Trust    Length of Time
                                             Served
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Russell L. Kane            Chief Compliance  Chief Compliance    Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                      Officer;      Officer, since May  President, Associate General Counsel, Assistant
                               Assistant     2006; Assistant     Secretary and Assistant Clerk, IXIS Asset Management
                               Secretary     Secretary since     Distributors, L.P. and IXIS Asset Management Advisors,
                                             June 2004           L.P.; Vice President, Associate General Counsel,
                                                                 Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                 Management Distribution Corporation; formerly, Senior
                                                                 Counsel, Columbia Management Group.
-------------------------------------------------------------------------------------------------------------------------

     Effective July 1, 2006, Edward A. Benjamin becomes Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)     Trustee since 2003 for IXIS   Retired                                    38
                                 Advisor Funds Trust I, IXIS
                                   Advisor Funds Trust II,                                    Director, Precision Optics
                                   IXIS Advisor Funds Trust                                      Corporation (optics
                                  III and IXIS Advisor Funds                                        manufacturer)
                                           Trust IV

                                   Chairman of the Contract
                                    Review and Governance
                                          Committee
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)        Trustee since 1993 for IXIS   Retired                                 38
                                    Advisor Funds Trust I;
                                 since 1975 for IXIS Advisor                                          None
                                  Funds Trust II; since 1995
                                    for IXIS Advisor Funds
                                  Trust III; and since 2000
                                    for IXIS Advisor Funds
                                           Trust IV

                                     Contract Review and
                                 Governance Committee Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
-------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

         Audit Committee                       Contract Review and Governance Committee
         Daniel M. Cain - Chairman             Edward A. Benjamin- Chairman
         John A. Shane                         Graham T. Allison, Jr.
         Cynthia L. Walker                     Charles D. Baker
                                               Paul G. Chenault
                                               Kenneth J. Cowan
                                               Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                      SP308-0606